UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22534

Versus Capital Real Estate Fund LLC

(Exact name of registrant as specified in charter)

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Name and address of agent for service)

COPY TO:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code:  (877) 200-1878

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

VERSUS CAPITAL

REAL ESTATE FUND LLC

Semi-Annual Report

September 30, 2024

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Real Estate Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Portland, Maine.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information (“Personal Information”) for business purposes, such as to process requests and transactions, to maintain accounts, and to provide customer service. Personal Information is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number;

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees and service providers who need to know that information for business purposes. Employees are required to maintain and protect the confidentiality of Personal Information. The Adviser, on behalf of the Fund, maintains written policies and procedures that address physical, electronic and administrative safeguards designed to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only as authorized by exceptions to Regulation S-P’s opt-out requirements, for example, if it is necessary to effect, administer, or enforce a transaction that an investor requests or authorizes; (ii) in connection with processing or servicing a financial product or service an investor requests or authorizes; and (iii) in connection with maintaining or servicing the investor’s account with the Fund. The Fund also may disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Portfolio of Investments – September 30, 2024 (Unaudited)

Shares		Value
Private Investment Funds(a) - 83.6%
	Diversified – 83.6%
74,830	AEW Core Property (U.S.), LP	$77,199,743
—	AEW Value Investors US LP(b)(c)	48,872,658
64,026,334	CBRE U.S. Core Partners LP	102,858,945
155,048,263	CBRE U.S. Logistics Partners LP(b)	206,553,191
64,881	Clarion Gables Multifamily Trust LP	91,124,388
117,433	Clarion Lion Properties Fund LP	172,205,704
72,896	GI Partners ETS Fund(b)	80,470,000
66,554	Harrison Street Core Property Fund	94,845,446
93,237	Heitman America Real Estate Trust LP	114,564,840
79,508	Heitman Core Real Estate Debt Income Trust LP	64,541,314
45,675	Hines European Property Partners(b)	72,365,423
904	Invesco Core Real Estate USA LP	159,486,716
492,050	Invesco Real Estate Asia Fund	60,720,982
107,495	RREEF America II LP	13,488,505
—	Sagard Real Estate - US Property Fund(b)(d)	106,910,502
23,835	TA Realty Core Property Fund, LP	30,293,011
2,091	Trumbull Property Fund LP	18,133,087
942	Trumbull Property Income Fund, LP	11,192,842
—	US Government Building Open-End Feeder, LP(e)	44,445,968
—	USGBF Alpha Feeder LP(f)(g)	29,334,773
59,347	Walton Street Real Estate Core-Plus Fund, LP(b)	66,812,130

	Total Private Investment Funds	1,666,420,168

	(Cost $1,626,942,337)

Common Stocks - 16.8%

	Apartments/Single Family Residential – 3.2%
205,061	American Homes 4 Rent, Class A Shares, REIT	7,872,292
40,631	AvalonBay Communities, Inc., REIT	9,152,133
73,807	Camden Property Trust, REIT	9,117,379
223	Comforia Residential REIT, Inc. (Japan)	503,863
617	Daiwa House REIT Investment Corp. (Japan)	1,012,246
176,554	Equity Residential, REIT	13,146,211
8,009	Essex Property Trust, Inc., REIT	2,366,019
3,634	Invincible Investment Corp., REIT (Japan)	1,573,876
290,195	Invitation Homes, Inc., REIT	10,232,276
123	Nippon Accommodations Fund, Inc., REIT (Japan)	547,134
151,130	UDR, Inc., REIT	6,852,234
100,881	UNITE Group, PLC, REIT (United Kingdom)	1,270,512

		63,646,175

	Diversified – 3.1%
6,878	American Tower Corp., REIT	1,599,548
191,280	Broadstone Net Lease, Inc., REIT	3,624,756
305,180	Cromwell European Real Estate Investment Trust, REIT (Singapore)	545,584
902,411	Digital Core REIT Management Pte, Ltd. (Singapore)	554,612
66,204	Digital Realty Trust, Inc., REIT	10,713,793
23,648	Equinix, Inc., REIT	20,990,674
89,655	Gaming and Leisure Properties, Inc., REIT	4,612,750
377,692	Mercialys SA, REIT (France)	5,095,914
157,049	Merlin Properties Socimi SA, REIT (Spain)	1,990,741
961,104	Mirvac Group, REIT (Australia)	1,421,628
2,091	Sekisui House Reit, Inc. (Japan)	1,107,639
838,312	Stockland, REIT (Australia)	3,023,666
208,067	VICI Properties, Inc., REIT	6,930,712

		62,212,017

	Health Care – 3.1%
209,829	American Healthcare REIT, Inc.	5,476,537
66,600	Chartwell Retirement Residences (Canada)	766,236

Shares		Value

	Health Care - (continued)
662,262	Healthpeak Properties, Inc., REIT	$15,145,932
14,111	National Health Investors, Inc., REIT	1,186,171
311,563	Sabra Health Care REIT, Inc.	5,798,187
357,148	Ventas, Inc., REIT	22,903,901
79,351	Welltower, Inc., REIT	10,159,309

		61,436,273

	Hotels – 0.5%
486,977	Host Hotels & Resorts, Inc., REIT	8,570,795
2,234	Japan Hotel REIT Investment Corp. (Japan)	1,113,611

		9,684,406

	Office Properties – 0.2%
34,965	Alexandria Real Estate Equities, Inc., REIT	4,152,094
35,600	Allied Properties Real Estate Investment Trust, REIT (Canada)	532,243

		4,684,337

	Real Estate Operation/Development – 0.5%
291,300	Mitsui Fudosan Co., Ltd. (Japan)	2,744,877
739,873	Qualitas, Ltd. (Australia)	1,202,051
1,116,258	RAM Essential Services Property Fund (Australia)	544,561
44,000	Sumitomo Realty & Development Co., Ltd. (Japan)	1,489,424
111,135	Vonovia SE (Germany)	4,057,159

		10,038,072

	Regional Malls – 0.5%
67,483	Klepierre SA, REIT (France)	2,211,147
1,545	Macerich Co. (The), REIT	28,181
40,830	Simon Property Group, Inc., REIT	6,901,086

		9,140,414

	Residential – 0.5%
72,521	Sun Communities, Inc., REIT	9,801,213

	Shopping Centers – 1.8%
54,241	Federal Realty Investment Trust, REIT	6,236,088
308,860	Kimco Realty Corp., REIT	7,171,729
393,834	Kite Realty Group Trust, REIT	10,460,231
721,718	Link, REIT (Hong Kong)	3,597,953
115,366	Regency Centers Corp., REIT	8,332,886

		35,798,887

	Storage – 1.0%
71,322	Big Yellow Group, PLC, REIT (United Kingdom)	1,211,235
85,035	CubeSmart, REIT	4,577,434
31,931	Extra Space Storage, Inc., REIT	5,753,647
22,722	Public Storage, REIT	8,267,854
103,692	Safestore Holdings PLC, REIT (United Kingdom)	1,249,007

		21,059,177

	Warehouse/Industrial – 2.4%
98,445	Americold Realty Trust, Inc., REIT	2,783,040
345,107	Centuria Industrial, REIT (Australia)	761,240
646	CRE Logistics, Inc., REIT (Japan)	671,312
73,900	Dream Industrial Real Estate Investment Trust, REIT (Canada)	789,024
151,000	ESR Kendall Square, REIT, Co., Ltd. (South Korea)	576,299
157,035	First Industrial Realty Trust, Inc., REIT	8,790,819
178,512	Goodman Group, REIT (Australia)	4,553,666
19,633	Lineage, Inc., REIT	1,538,835
545,800	Mapletree Industrial Trust, REIT (Singapore)	1,031,381
275	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	707,474
259,100	Nexus Industrial, REIT (Canada)	1,687,804
26,867	Plymouth Industrial REIT, Inc., REIT	607,194

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Portfolio of Investments – September 30, 2024 (Unaudited) (continued)

Shares		Value
	Warehouse/Industrial - (continued)
137,758	Prologis, Inc., REIT	$17,396,080
56,295	Rexford Industrial Realty, Inc., REIT	2,832,202
201,060	Segro, PLC, REIT (United Kingdom)	2,356,524
339,573	Tritax Big Box REIT, PLC (United Kingdom)	724,769

		47,807,663

	Total Common Stocks	335,308,634

	(Cost $286,860,190)

Preferred Stocks - 1.2%
	Apartments/Single Family Residential – 0.0%
	American Homes 4 Rent, REIT,
14,395	Series G, 5.88%	363,762
5,289	Series H, 6.25%	132,489

		496,251

	Diversified – 0.1%
15,835	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	404,426
	Digital Realty Trust, Inc., REIT,
33,305	Series J, 5.25%	807,979
22,395	Series K, 5.85%	558,083
27,090	Series L, 5.20%	643,659

		2,414,147

	Hotels – 0.3%
54,330	Chatham Lodging Trust, REIT, Series A, 6.63%	1,257,739
55,695	DiamondRock Hospitality Co., REIT, 8.25%	1,420,222
58,145	Pebblebrook Hotel Trust, REIT, Series G, 6.38%	1,283,842
	Sunstone Hotel Investors, Inc., REIT,
15,560	Series H, 6.13%	348,700
37,940	Series I, 5.70%	830,507

		5,141,010

	Office Properties – 0.2%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	110,814
49,368	SL Green Realty Corp., REIT, Series I, 6.50%	1,210,504
	Vornado Realty Trust, REIT,
15,980	Series L, 5.40%	300,744
82,128	Series M, 5.25%	1,472,555
22,925	Series N, 5.25%	411,045
86,836	Series O, 4.45%	1,418,900

		4,924,562

	Shopping Centers – 0.3%
28,550	Kimco Realty Corp., REIT, Series N, 7.25%	1,752,970
	Regency Centers Corp., REIT,
68,775	Series A, 6.25%	1,762,703
52,760	Series B, 5.88%	1,284,706
	Saul Centers, Inc., REIT,
6,990	Series D, 6.13%	162,283
26,343	Series E, 6.00%	621,432

		5,584,094

	Storage – 0.2%
10,530	National Storage Affiliates Trust, REIT, Series A, 6.00%	263,145
	Public Storage, REIT,
17,715	Series G, 5.05%	439,332
76,673	Series H, 5.60%	1,909,157
8,200	Series J, 4.70%	184,254
35,590	Series P, 4.00%.	682,972

		3,478,860

Shares		Value

	Telecommunications – 0.0%
	DigitalBridge Group, Inc.,
19,055	Series I, 7.15%	$489,142
14,145	Series J, 7.13%	362,961

		852,103

	Warehouse/Industrial – 0.1%
41,640	Rexford Industrial Realty, Inc., REIT, Series C, 5.63%	1,000,609

	Total Preferred Stocks	23,891,636

	(Cost $24,689,503)

Short-Term Investment - 1.0%
20,151,126	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class 4.87%.	20,151,126

	(Cost $20,151,126)

	Total Investments - 102.6%	2,045,771,564

	(Cost $1,958,643,156)

	Liabilities in excess of Other Assets - (2.6)%	(52,568,158)

	Net Assets - 100.0%	$1,993,203,406

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 24.6% of this Fund.
(d)	Partnership is not designated in units. The Fund owns approximately 8.2% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 1.7% of this Fund.
(f)	Partnership is not designated in units. The Fund owns approximately 38.1% of this Fund.
(g)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.

Portfolio Abbreviations:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Industry	% of Net Assets

Diversified	86.8%
Apartments/Single Family Residential	3.2%
Health Care	3.1%
Warehouse/Industrial	2.5%
Shopping Centers	2.1%
Storage	1.2%
Short-Term Investment	1.0%
Hotels	0.8%
Real Estate Operation/Development	0.5%
Residential	0.5%
Regional Malls	0.5%
Office Properties	0.4%
Telecommunications	0.0%
Liabilities in excess of Other Assets	(2.6)%

Total	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$1,958,643,156
Non-affiliated investment net unrealized appreciation	87,128,408

Total non-affiliated investment in securities, at fair value	2,045,771,564

Cash	1,910,410
Foreign Currency (Cost $210,648)	209,274
Receivables for:
Dividends and interest	11,319,760
Fund shares sold	286,747
Reclaims	70,362
Investments sold	18,515,363

Total receivables	30,192,232

Total Assets	2,078,083,480

LIABILITIES:
Payables for:
Loan payable	77,000,000
Adviser fees	5,267,424
Investments purchased	1,471,043
Interest and Line of Credit fees	444,407
Professional fees	173,712
Administrative fees	137,869
Custodian fees	118,919
Transfer agent fees	63,264
Accrued expenses and other liabilities	203,436

Total Liabilities(a)	84,880,074

NET ASSETS	$1,993,203,406

NET ASSETS consist of:
Paid-in capital	$1,896,361,538
Total distributable earnings	96,841,868

TOTAL NET ASSETS	$1,993,203,406

Net Assets	$1,993,203,406
Shares of beneficial interest outstanding (unlimited authorization)	79,518,224

Net asset value price per share (Net Assets/Shares Outstanding)	$25.07

(a) See Note 10. Restricted Securities for detail of Commitments and Contingencies related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Statement of Operations

For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$32,781,552
Interest income	604,961
Less: foreign taxes withheld	(160,150)

Total Investment Income	33,226,363

Expenses:
Adviser fees (Note 4)	10,616,044
Interest and Line of Credit fees (Note 9)	2,000,058
Administration fees	364,038
Professional fees	307,215
Shareholder reporting fees	237,849
Directors’ fees (Note 4)	158,828
Transfer agent fees	136,309
Custodian fees	120,544
Registration fees	25,042
Other expenses	108,385

Total Expenses	14,074,312

Net Investment Income	19,152,051

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on non-affiliated investments	(2,410,030)
Net realized gain on forward foreign currency transactions	4,228
Net realized loss on foreign currency transactions	(11,717)
Net change in unrealized appreciation/depreciation on non-affiliated investments and foreign currency	28,532,227

Net Realized and Unrealized Gain on Investments	26,114,708

Net Increase in Net Assets Resulting from Operations	$45,266,759

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 19,152,051	$43,125,130
Net realized loss on investments and foreign currency transactions	(2,417,519)	(70,439,777)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	28,532,227	(170,718,519)

Net Increase (Decrease) in Net Assets Resulting From Operations	45,266,759	(198,033,166)

Distributions to Shareholders from:
Net investment income and net realized gains	(19,152,051)	—
Return of capital	(22,896,780)	(97,194,956)

Total Distributions	(42,048,831)	(97,194,956)

Capital Share Transactions:
Shares issued	63,342,856	187,284,728
Reinvested dividends	5,752,797	14,104,243
Shares redeemed	(210,450,849)	(498,643,278)

Net Decrease in Net Assets
Resulting From Capital Share Transactions	(141,355,196)	(297,254,307)

Total Decrease in Net Assets	(138,137,268)	(592,482,429)

Net Assets:
Beginning of Period	$2,131,340,674	$2,723,823,103

End of Period	$1,993,203,406	$2,131,340,674

Share Transactions:
Shares sold	2,556,120	7,055,460
Shares issued in reinvestment of dividends	233,974	528,551
Shares redeemed	(8,558,562)	(18,779,921)

Net Decrease in Shares of Beneficial Interest Outstanding	(5,768,468)	(11,195,910)

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Statement of Cash Flows

For the Six Months Ended September 30, 2024 (Unaudited)

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations	$45,266,759
Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities	(103,671,405)
Proceeds from disposition of investment securities	182,267,454
Net sales of short-term investment securities	6,810,454
Net change in unrealized appreciation/depreciation on investments and foreign currency	(28,532,227)
Net realized loss from investments sold and foreign currency transactions	2,417,519
Net amortization/(accretion) of premium/(discount)	(2,896)
Decrease in dividends and interest receivable	1,737,964
Increase in reclaims receivable	(25,383)
Decrease in prepaid expenses	83,496
Decrease in Adviser fees payable	(330,742)
Increase in Interest and Line of Credit fees payable	444,407
Increase in administrative fees payable	9,425
Decrease in professional fees payable	(105,527)
Increase in custodian fees payable	80,740
Decrease in directors’ fees payable	(142)
Decrease in transfer agent fees payable	(920)
Increase in accrued expenses and other liabilities	3,123

Net Cash Provided by Operating Activities	106,452,099

Cash Flows From Financing Activities:
Proceeds from line of credit	77,000,000
Proceeds from shares issued	63,882,979
Payments of shares redeemed	(210,450,849)
Dividends paid (net of reinvestment of dividends)	(36,296,034)

Net Cash Used by Financing Activities	(105,863,904)

Effect of exchange rate changes on foreign currency	2,025

Net Increase in Cash	590,220

Cash and Foreign Currency:
Beginning of period	1,529,464

End of period	$2,119,684

Supplemental Disclosure of Cash Flow Information:
Interest and Line of Credit fees paid during the period	$1,631,873
Reinvestment of dividends	5,752,797

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Financial Highlights

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Net Asset Value, Beginning of Period	$24.99		$28.23	$31.42	$27.57	$26.95	$28.22
Income from Investment
Operations:
Net investment income(a)	0.23		0.48	0.55	0.56	0.56	0.67
Net realized and unrealized gain (loss)	0.35		(2.67)	(2.58)	5.20	1.12	(0.74)

Total from investment operations	0.58		(2.19)	(2.03)	5.76	1.68	(0.07)

Less Distributions to Shareholders from:
Distribution from net investment income and net realized gains	(0.23)		—	(0.62)	(1.82)(b)	(0.86)	(0.73)
Return of Capital	(0.27)		(1.05)	(0.54)	(0.09)	(0.20)	(0.47)

Total Distributions	(0.50)		(1.05)	(1.16)	(1.91)	(1.06)	(1.20)

Net Asset Value, End of Period	$25.07		$24.99	$28.23	$31.42	$27.57	$26.95

Total Return Based On Net Asset Value	2.61	%(c)	(8.06)%	(5.92)%	21.04%	6.00%	(0.27)%
Ratios and Supplemental Data
Net assets, end of period (000’s)	$1,993,203		$2,131,341	$2,723,823	$3,213,495	$2,496,261	$2,965,212
Ratios of gross expenses to average net assets	1.39	%(d)	1.38%	1.25%	1.24%	1.20%	1.19%
Ratios of net expenses to average net assets	1.39	%(d)	1.38%	1.25%	1.24%	1.20%	1.19%
Ratios of net investment income to average net assets	1.89	%(d)	1.80%	1.81%	1.90%	2.09%	2.37%
Portfolio turnover rate	5.06	%(c)	8.84%	24.11%	33.66%	26.19%	15.77%

(a)	Per Share amounts are calculated based on average outstanding shares.
(b)	Includes one-time distribution of net realized gains of $0.74 per share paid on December 29, 2021.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Notes to Financial Statements

September 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Real Estate Fund LLC (the “Fund”, formerly named Versus Capital Multi-Manager Real Estate Income Fund LLC) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund’s primary investment objective is to seek consistent current income, while its secondary objectives are capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has registered an indefinite number of shares under the Securities Act of 1933. The Fund’s investment adviser is Versus Capital Advisors LLC (the ‘‘Adviser’’).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources. Dividends and distributions to shareholders are recorded on the ex-dividend date.

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder affirmatively elects not to reinvest in Shares. Shareholders may elect initially not to reinvest by indicating that choice in writing to the Fund’s transfer agent. Thereafter, shareholders are free to change their election by contacting the Fund’s transfer agent (or, alternatively, by contacting the selling agent that sold such shareholder its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for Shares received by reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2024, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal. Tax returns filed within the prior three years generally remain subject to examination by federal and state tax authorities when applicable statutes of limitations have not expired.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2024, tax character of the distribution paid by the Fund was approximately $0 of ordinary income dividends, approximately $0 of long-term capital gains and approximately $97,195,000 of return of capital. For the year ended March 31, 2023, tax character of the distribution paid by the Fund was approximately $7,415,000 of ordinary income dividends, approximately $56,436,000 of long-term capital gains and approximately $54,801,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses. As of March 31, 2024, the Fund had approximately $8,083,000 of short-term losses and approximately $36,709,000 of long-term losses carryovers available to offset future capital gains.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended March 31, 2024, the Fund had no qualified late year losses.

As of September 30, 2024, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $130,336,000, $(43,208,000) and $87,128,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2024,was approximately $1,958,643,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITIES VALUATION

The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Investment Funds - The Fund typically values its investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund also reviews this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

manager of the Private Investment Fund. The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Fund may determine to value it’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.

Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appreciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.

In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund. In such an instance, the Fund may determine to value it’s investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.

If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV. In such an instance, the Fund may consider any information it deems appropriate including as received from broker-dealers and/or pricing services or comparable sales in the secondary market. Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.

The September 30, 2024 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its September 30, 2024 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Total Fair Value at 09/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$335,308,634	$287,059,580	$48,249,054	$—
Preferred Stocks*	23,891,636	23,780,822	110,814	—
Short-Term Investment	20,151,126	20,151,126	—	—

Subtotal	$379,351,396	$330,991,528	$48,359,868	$—

Private Investment Funds (held at NAV)*	1,666,420,168

Total	$2,045,771,564

*	See Portfolio of Investments for industry breakout.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund incurred fees to the Adviser of $9,645,205 for the six months ended September 30, 2024, which are included within Adviser fees on the accompanying statement of operations.

The Adviser has retained the services of Security Capital Research & Management, Inc. and Principal Real Estate Investors, LLC as sub-advisers of the Fund (the “Sub-Advisers”). The Sub-Advisers each manage a specified portion of the Fund’s assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs. Fees paid to the Sub-Advisers are based on the average net assets that they manage at an annual rate between 0.45% and 1.00%. The Fund incurred fees to the Sub-Advisers of $970,839 for the six months ended September 30, 2024, which are included within Adviser fees on the accompanying statement of operations.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of all Committees. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 5. MARKET RISK FACTORS

The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Interest Rate Risk. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Recently, the U.S. Federal Reserve has increased interest rates from historically low levels, resulting in rising interest rates across the financial system. Thus, the Fund currently faces a heightened level of risk associated with high interest rates and/or bond yields.

Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund’s investments may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market. The investment environment is influenced by, among other

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

NOTE 6. FORWARD CONTRACTS

The Fund may use forward contracts for hedging exposure to foreign currencies. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict the Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund. Contracts to sell foreign currency would limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time when they would be beneficial.

As of September 30, 2024, the Fund does not hold any forward foreign exchange contracts.

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2024, the purchases and sales of investment securities, excluding short-term investments, were approximately $103,206,000 and $176,077,000, respectively.

NOTE 8. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Request Deadline and settlement occurs 2 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require shareholders to submit their tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their Shares before prorating other amounts tendered. Because of the potential for proration, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

Results of the Fund’s Repurchase Offers during the six months ended September 30, 2024 are as follows:

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

Repurchase Request Deadline/Pricing Date	Repurchase Offer Amount (Percentage)	Repurchase Offer Amount (Shares)	Shares Tendered for Repurchase	Percentage of Tendered Shares Repurchased	Value of Repurchased Shares

April 26, 2024	5%	4,304,170	16,315,154	26.7%	$106,813,861
July 26, 2024	5	4,149,918	15,341,296	27.0%	103,636,988

NOTE 9. LINE OF CREDIT

The Fund has its line of credit (“LOC”) with Bank of America N.A. with borrowing capacity of $245,000,000. Borrowings, if any, under the LOC bear interest at the Secured Overnight Financing Rate (SOFR) at the time of borrowing, plus 1.10%. In addition, the Fund incurs a Non-Utilization Fee equal to 0.25%-0.35% on the portion of the LOC not being used and certain origination and structuring fees (the “other LOC fees”). On September 20, 2024, the credit agreement with Bank of America N.A was amended to include all custody accounts as collateral eliminating the requirement to pledge individual securities as collateral.

The Fund incurred interest expense of $1,658,235 and other LOC fees equal to $341,823 during the six months ended September 30, 2024. During the six months ended September 30, 2024, average daily amount of borrowings on the days that the Fund had an outstanding borrowing was $59,858,974 at an average interest rate of 6.39%. The Fund’s outstanding borrowings from the LOC were $77,000,000 at September 30, 2024 at a rate of 5.93%. The Fund complied with all covenants of the LOC during the six months ended September 30, 2024.

NOTE 10. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

As of September 30, 2024, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	%of Net Assets
AEW Core Property (U.S.), LP	7/2/2013	74,830	—	$72,811	$77,200	$—	3.9%
AEW Value Investors US LP	8/17/2017	—	24.6%	47,041	48,873	—	2.4%
CBRE U.S. Core Partners LP	3/29/2018	64,026,334	—	89,487	102,859	—	5.2%
CBRE U.S. Logistics Partners LP	3/31/2022	155,048,263	—	200,060	206,553	—	10.4%
Clarion Gables Multifamily Trust LP	3/4/2019	64,881	—	84,428	91,124	—	4.6%
Clarion Lion Properties Fund LP	7/1/2013	117,433	—	159,656	172,206	—	8.6%
GI Partners ETS Fund	9/24/2021	72,896	—	83,414	80,470	16,861	4.0%
Harrison Street Core Property Fund	8/13/2014	66,554	—	92,208	94,845	—	4.8%
Heitman America Real Estate Trust LP	12/2/2014	93,237	—	112,863	114,565	—	5.7%
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	79,508	—	80,399	64,541	—	3.2%
Hines European Property Partners	11/3/2022	45,675	—	60,118	72,365	92,929	3.6%
Invesco Core Real Estate USA LP	12/31/2013	904	—	157,752	159,487	—	8.0%
Invesco Real Estate Asia Fund	9/30/2014	492,050	—	60,434	60,721	—	3.0%
RREEF America II LP	9/30/2013	107,495	—	12,580	13,489	—	0.7%
Sagard Real Estate - US Property Fund	12/30/2019	—	8.2%	105,419	106,910	—	5.4%
TA Realty Core Property Fund, LP	1/3/2022	23,835	—	36,258	30,293	—	1.5%
Trumbull Property Fund LP	9/30/2013	2,091	—	22,543	18,133	—	0.9%
Trumbull Property Income Fund, LP	4/1/2016	942	—	11,661	11,193	—	0.6%
US Government Building Open-End Feeder, LP	5/1/2014	—	1.7%	35,080	44,446	—	2.2%

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	%of Net Assets
USGBF Alpha Feeder LP	10/1/2021	—	38.1%	$30,037	$29,335	$—	1.5%
Walton Street Real Estate Core-Plus Fund, LP	10/1/2021	59,347	—	72,693	66,812	27,006	3.4%

Total				$1,626,942	$1,666,420	$136,796	83.6%

(a)

The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail, office and other property types.

(b)	Initial acquisition date as shares are purchased at various dates.
(c)	Unfunded Commitments approximate their fair values.

Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
AEW Core Property (U.S.), LP	Partial			Quarterly
AEW Value Investors US LP	Full			Quarterly
CBRE U.S. Core Partners LP	Partial			Quarterly
CBRE U.S. Logistics Partners LP		Full	Initial contributions have a three-year lock-up	Quarterly
Clarion Gables Multifamily Trust LP	Partial			Quarterly
Clarion Lion Properties Fund LP	Partial			Quarterly
GI Partners ETS Fund				Quarterly
Harrison Street Core Property Fund				Quarterly
Heitman America Real Estate Trust LP	Partial			Quarterly
Heitman Core Real Estate Debt Income Trust LP	Partial			Quarterly
Hines European Property Partners		Full	Initial contributions have a three-year lock-up	Quarterly
Invesco Core Real Estate USA LP	Partial			Quarterly
Invesco Real Estate Asia Fund	Partial			Quarterly
RREEF America II LP	Full			Quarterly
Sagard Real Estate - US Property Fund	Partial			Quarterly
TA Realty Core Property Fund, LP	Partial			Quarterly
Trumbull Property Fund LP	Full			Quarterly
Trumbull Property Income Fund, LP	Full			Quarterly
US Government Building Open-End Feeder, LP				Quarterly
USGBF Alpha Feeder LP		Partial	Contributions have a two-year lock-up	Quarterly
Walton Street Real Estate Core-Plus Fund, LP		Partial	Contributions have a two-year lock-up	Quarterly

(a)

The Fund submitted a partial redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(b)	The investment funds provide redemptions at the frequency listed at the investment managers discretion.

NOTE 11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions “ASU 2022-03”, which clarifies guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit its sale. The guidance is effective for fiscal years beginning after December 15, 2024. The Adviser has assessed and does not expect a material impact to the financial statements as a result of the ASU 2022-03.

In September 2023, the SEC adopted amendments to the 1940 Act “Names Rule” addressing fund names, investments, and risks. The amendments modernize and enhance the Names Rule and other names-related regulatory requirements. The amendments include enhanced disclosure requirements for terminology used in fund names and additional regulatory reporting. The Names Rule was effective December 2023, and the Fund will have 24 months to comply. The Adviser is currently evaluating any expected impacts to the Fund.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

NOTE 12. SUBSEQUENT EVENTS

The Fund offered to repurchase 5% of its outstanding shares, representing 4,004,506 shares, with respect to its October 25, 2024 Repurchase Offer. Shareholders actually tendered 17,548,018 total shares for repurchase. The Fund repurchased 4,065,199 of total tendered shares, representing approximately $100,532,373.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there are no additional subsequent events to report.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Additional Information

September 30, 2024 (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

APPROVALS OF INVESTMENT MANAGEMENT AGREEMENTS AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on May 29, 2024, the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the continuation of the following investment advisory agreements: (1) the Investment Management Agreement dated October 11, 2022, between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement dated October 11, 2022, between the Adviser and Security Capital Research & Management Incorporated (“Security Capital” or “Sub-Adviser”) (the “Security Capital Sub-Advisory Agreement”) and (3) the Investment Sub-Advisory Agreement dated October 11, 2022, between the Adviser and Principal Real Estate Investors, LLC (“Principal” or “Sub-Adviser”) (the “Principal Sub-Advisory Agreement” and together with the Security Capital Sub-Advisory Agreement, the “ Sub-Advisory Agreements”). The Board also approved an Investment Management Agreement with the Adviser for a newly created wholly-owned subsidiary of the Fund, VCMIX Subsidiary LLC (the “Subsidiary Management Agreement”). The Management Agreement, Sub-Advisory Agreements, and Subsidiary Management Agreement are collectively referred to herein as the “Agreements.” In preparation for that meeting, the Independent Directors met on May 14, 2024 and May 28, 2024, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the continuance of the Agreements, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Directors and to determine any additional information to be requested, which supplemental information was provided either in advance of the May 29, 2024 Investment Committee meeting (the “May Investment Committee Meeting”) or discussed at the meeting (the “Responses”). At the May Investment Committee Meeting, the Independent Directors further reviewed the Responses and received a presentation from the Adviser. The Independent Directors further discussed continuation of the Agreements in an executive session of the May Investment Committee Meeting with independent legal counsel, after which they recommended to the full Board the continuation of the Agreements.

Management Agreements

Matters considered by the Board in connection with its approval of the Management Agreement and Subsidiary Management Agreement included, among other factors, the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreements: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, including its business continuity plan and information security program and an update on the role of Colliers International Group Inc. as majority owner of the Adviser and its impact on the Adviser’s operations, the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in third party private funds and domestic and international publicly traded real estate securities. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund, including the multi-step process for the selection of sub-advisers to manage portions of the Fund’s assets and the multi-step process for the selection of private funds for investment of Fund assets. The Board also considered the Adviser’s process for ongoing monitoring of sub-advisers and private funds, including the review of performance and investment risk, the review to ensure that investments are consistent with the Fund’s investment objective and strategies, the review of leverage and compliance updates, and the holding of due diligence meetings. In addition to the portfolio construction and investment management services outlined above, the Board considered the nature, cost, and character of the additional services provided by the Adviser, including, but not limited to: compliance services; certain administrative services, including valuation of assets, management of liquidity to meet quarterly repurchases and oversight of service providers; and distribution, marketing and shareholder services. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund (including, among others, litigation, regulatory, entrepreneurial, and other business risks). The Board received and reviewed financial statements from the Adviser and information about the Adviser’s insurance coverage. The Board considered the additional resources added to support the Adviser’s administrative functions and the steps taken by the Adviser to enhance the compliance program. The Board concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s investment strategy.

Performance: The Board received and reviewed performance information for the Fund. The Board evaluated performance in light of the Fund’s primary objective of seeking consistent current income, with a secondary objective of capital preservation and long-term capital appreciation. The Board considered the Adviser’s success in seeking to achieve these objectives by allocating capital primarily among private funds managed by a select group of investment managers with expertise in managing portfolios of direct real estate and real estate-related securities. The Board considered the returns of the Fund for the one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2024 and compared the Fund’s returns for the one-year, three-year, five-year and ten-year periods to the NCREIF Fund Index - Daily Priced. The Board also considered the income distributions from

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Additional Information

September 30, 2024 (Unaudited) (continued)

the Fund. The Board considered the returns of the Fund for the one-year, three-year, and five-year periods ended March 31, 2024, as compared to a peer group of closed-end interval funds (the “Peer Group”) provided by the Adviser with a performance history to use for performance comparisons. The Adviser explained that the Peer Group was comprised of three other interval funds that provide access to both private and public real estate using active management, have assets greater than $100 million, invest in equity positions and not exclusively debt, do not invest directly in real estate and are not limited to accredited investors. The Adviser discussed the positioning of the Fund and the reasons for differences in the performance of the Fund and the Peer Group. The Board then reviewed the measures used by the Adviser for overseeing and evaluating the performance of the Sub-Advisers. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objectives and had delivered an acceptable level of investment returns to shareholders.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Fund directly pays the sub-advisory fees of Security Capital and Principal, and considered the aggregate fee paid by the Fund for advisory services. The Board also considered the fee that the Adviser would receive under the Subsidiary Management Agreement for any investments made for the Fund through VCMIX Subsidiary LLC and that, as a result of a contractual fee waiver agreement under which the Adviser will waive the fee paid under the Management Agreement for any fee paid under the Subsidiary Management Agreement, no additional fee will be received by the Adviser in connection with any investment through the subsidiary. The Board also reviewed a breakdown of other Fund expenses. The Board considered the aggregate advisory fee and the total expense ratio of the Fund in comparison to the Peer Group. The Board considered the Subsidiary Management Agreement, which had the same advisory fee as the Management Agreement. The Board noted that the Adviser did not manage any other funds or accounts with investment strategies substantially similar to those of the Fund. The Board compared the advisory fee and total expense ratio of the funds in the Peer Group with those of the Fund and considered that the Fund’s advisory fee and total expense ratio were each below the average and median of the Peer Group. Considering these and other factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund and the expenses paid by the Adviser. As a part of this consideration, the Board reviewed the Adviser’s 2022 and 2021 audited financial statements and the unaudited financial statements as of and for the years ended December 31, 2023 and 2022. The Board reviewed information provided by the Adviser regarding Fund profitability for 2023, 2022 and 2021, along with the Adviser’s methodology for computing profitability. The Board also received publicly available profitability information for publicly traded investment management companies. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

Indirect benefits of providing advisory services: The Board took into account the Adviser’s statement that it does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Board considered the Adviser’s representation that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth. The Board also considered the level of the current assets in the Fund and the competitive level of the Fund’s advisory fee within its Peer Group, the additional investments being made by the Adviser into resources to support the services provided to the Fund and the increased complexity of the regulatory environment. Further, the Board noted that the Adviser paid for certain distribution-related services with respect to the Fund as well as the servicing fees associated with the network platforms and other intermediaries servicing the Fund and bore the risk of increased fees. The Board concluded that the lack of advisory fee breakpoints was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement and the Subsidiary Management Agreement, determined that (i) the continuation of the Management Agreement for an additional one-year term ending August 1, 2025 was in the best interests of the Fund and its shareholders; and (ii) the approval of the Subsidiary Management Agreement for a two-year term following its effective date was in the best interests of the Fund and its shareholders. In considering the Management Agreements, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to the various factors.

Sub-Advisory Agreements

Consideration by the Board of the renewal of the Sub-Advisory Agreements was based on information provided by the Adviser and the Sub-Advisers in the Responses, as well as information received at regular meetings throughout the year. Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included, among other factors, the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund, the resources made available to such personnel and the processes for monitoring for best execution of trades and allocation of investment opportunities. The Board also considered the Sub-Advisers’ financial strength, business continuity plan and information security program, compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services provided by each Sub-Adviser under its Sub-Advisory Agreement were satisfactory.

Investment Performance. As to each Sub-Adviser, the Board considered that the Adviser had evaluated the investment performance and recommended the continuation of the Sub-Advisory Agreement. For Security Capital, performance information was reviewed for the one-year, three-year, five-year,

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)

Additional Information

September 30, 2024 (Unaudited) (continued)

and since inception (December 13, 2013) periods through March 31, 2024. For Principal, performance information was reviewed for the one-year, three-year, five-year and since inception (March 13, 2017) periods through March 31, 2024. Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were satisfactory.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers. For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the Fund directly pays the sub-advisory fees. In addition, in evaluating the sub-advisory fee rates, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-Adviser. The Board noted that the Adviser had previously negotiated additional breakpoints or lower fees in the Sub-Advisory Agreements if higher asset levels were met, effective June 1, 2021, which would result in lower fees to shareholders at such higher asset levels. In addition, for Security Capital, the Board received information regarding fees charged to other clients of the Sub-Adviser with similarly managed portfolios and asset levels. For Principal, the Board was advised that the Adviser determined the sub-advisory fee to be competitive.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered the profitability to each Sub-Adviser. For each Sub-Adviser, the Board considered the amount of fees paid to the Sub-Adviser under the agreement, the level of services provided and the competitiveness of the fee. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis that neither Sub-Adviser identified any significant fall-out benefits. The Board considered each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

Conclusion. The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 1, 2025 was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to the various factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement should be renewed because each continues to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the interests of investors.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) Kevin Nagy was added as a portfolio manager of the registrant during the period.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Name	Title	Since	Recent Experience

Kevin Nagy, CAIA	Director of Investments	July 2024

Director of Investments of Versus Capital Advisors. Mr. Nagy has served as Director of Investments since 2024 and previously served as Senior Portfolio Analyst since joining the Adviser in 2019. Prior to joining the Adviser, Mr. Nagy was an Assistant Vice President in Callan LLC’s Real Assets Consulting Group from 2013-2019

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest as of October 31, 2024

	Number Other Registered Investment Companies	Total Assets of Other Registered Investment Companies	Number Other Pooled Investment Vehicles	Total Assets Other Pooled Investment Vehicles	Number Other Accounts	Total Assets of Other Accounts
Kevin Nagy, CAIA	1	$2.80 billion	0	N/A	0	N/A

Performance Fee Based Accounts

(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account)

Kevin Nagy, CAIA	0	N/A	0	N/A	0	N/A

Conflicts of Interest

In addition to the Fund, the Adviser provides investment advisory services to the Versus Capital Real Assets Fund LLC, a continuously offered registered closed-end management investment company that has elected to be treated as an interval fund. Because there are different fee structures for each Client Account and because the Adviser’s portfolio managers may have investments in one Client Account but not another (or they may invest different amounts in each Client Account), the Adviser’s portfolio managers may have an incentive to dedicate more time and resources or to otherwise favor one Client Account over another. Given the significant differences in the investment objectives of the other Client Accounts, the Adviser expects it to be very rare that the Fund and another Client Account will have overlapping portfolio holdings or that an investment opportunity will be appropriate for both portfolios. The Adviser therefore does not believe that it has material conflicts of interest in allocating investment opportunities to the Fund. Nevertheless, the Adviser has policies and procedures designed to allocate investment opportunities among the Client Accounts on a fair and equitable basis over time. Additional controls are in place to monitor the investment decisions and performance of Client Accounts and to address these and other conflicts of interest.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Nagy is paid a base salary and a discretionary bonus.

(a)(4) Disclosure of Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by the new portfolio manager of the Fund as of October 31, 2024.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Kevin Nagy, CAIA	None

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(3)	Not applicable.

(a)(3)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Versus Capital Real Estate Fund LLC

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	December 4, 2024

By (Signature and Title)*	/s/ Brian Petersen
Brian Petersen, Chief Financial Officer
(principal financial officer)

Date	December 4, 2024

* Print the name and title of each signing officer under his or her signature.